CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES:
Voyage expenses	$ 4,444,716	$ 29,319,414	$ 11,059,518
General and administrative expenses	5,357,265	2,093,347	889,096
Related Party [Member]
EXPENSES:
Voyage expenses	1,004,035	1,437,276	372,037
General and administrative expenses	$ 2,701,777	$ 624,087	$ 326,642